STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Cash flows from operating activities
Net income (loss)	$ 1,623,764		$ 72,041
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(2,581,396)		(820,440)
Changes in assets and liabilities
Other assets	(13,575)		61,538
Accounts payable and accrued expenses	2,500		(82,800)
Accounts payable - affiliates	(518,358)		(370,629)
Net cash used in operating activities	(1,487,065)		(1,140,290)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	2,539,971	[1]	818,656	[2]
Net cash provided by investing activities	2,539,971		818,656
Cash flows from financing activities
Distributions to partners	0		(261,830)
Net cash used in financing activities	0		(261,830)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,052,906		(583,464)
Cash and cash equivalents, beginning	4,880,195		5,463,659
Cash and cash equivalents, end	5,933,101		4,880,195
Series Fifteen [Member]
Cash flows from operating activities
Net income (loss)	(152,736)		133,226
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(40,762)		(325,050)
Changes in assets and liabilities
Other assets	0		69,038
Accounts payable and accrued expenses	0		(37,500)
Accounts payable - affiliates	138,069		(265,407)
Net cash used in operating activities	(55,429)		(425,693)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	40,762	[1]	325,050	[2]
Net cash provided by investing activities	40,762		325,050
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(14,667)		(100,643)
Cash and cash equivalents, beginning	198,803		299,446
Cash and cash equivalents, end	184,136		198,803
Series Sixteen [Member]
Cash flows from operating activities
Net income (loss)	(165,922)		(166,198)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(149,074)		(148,294)
Changes in assets and liabilities
Other assets	(23,575)		2,500
Accounts payable and accrued expenses	0		(7,500)
Accounts payable - affiliates	134,907		116,741
Net cash used in operating activities	(203,664)		(202,751)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	107,649	[1]	146,510	[2]
Net cash provided by investing activities	107,649		146,510
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(96,015)		(56,241)
Cash and cash equivalents, beginning	360,565		416,806
Cash and cash equivalents, end	264,550		360,565
Series Seventeen [Member]
Cash flows from operating activities
Net income (loss)	85,976		(25,508)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(336,562)		(247,646)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		(30,000)
Accounts payable - affiliates	(172,093)		71,531
Net cash used in operating activities	(422,679)		(231,623)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	336,562	[1]	247,646	[2]
Net cash provided by investing activities	336,562		247,646
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(86,117)		16,023
Cash and cash equivalents, beginning	344,436		328,413
Cash and cash equivalents, end	258,319		344,436
Series Eighteen [Member]
Cash flows from operating activities
Net income (loss)	681,398		169,974
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(859,438)		0
Changes in assets and liabilities
Other assets	10,000		(10,000)
Accounts payable and accrued expenses	(5,000)		5,000
Accounts payable - affiliates	(619,241)		(293,494)
Net cash used in operating activities	(792,281)		(128,520)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	859,438	[1]	0	[2]
Net cash provided by investing activities	859,438		0
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	67,157		(128,520)
Cash and cash equivalents, beginning	164,525		293,045
Cash and cash equivalents, end	231,682		164,525
Series Nineteen [Member]
Cash flows from operating activities
Net income (loss)	1,175,048		(39,453)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(1,195,560)		(99,450)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	7,500		(12,800)
Accounts payable - affiliates	0		0
Net cash used in operating activities	(13,012)		(151,703)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,195,560	[1]	99,450	[2]
Net cash provided by investing activities	1,195,560		99,450
Cash flows from financing activities
Distributions to partners	0		(261,830)
Net cash used in financing activities	0		(261,830)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,182,548		(314,083)
Cash and cash equivalents, beginning	3,811,866		4,125,949
Cash and cash equivalents, end	$ 4,994,414		$ 3,811,866

[1]	Fund proceeds from disposition does not include $65,000 recorded as a receivable as of March 31, 2013 for Series 16.
[2]	Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $1,784 for Series 16.